Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (83,108,310)	$ (320,544)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	92,477	68,167
Amortization on land use right	4,099	3,728
Loss on disposal of property and equipment		(4,681)
Property and equipment written off	16,892	1
Allowance for credit losses		96,430
Fair value loss on warrant liabilities	81,988,910
Non-cash lease costs	19,391	19,787
Changes in operating assets and liabilities:
Accounts receivable	(98,474)	(116,166)
Other receivables, deposits and prepayments	(4,618,649)	(1,117,583)
Accounts payable	(263,214)	39,409
Accrued expenses and other payables	(343,651)	(17,557)
Deferred revenue	323,437	(175,297)
Operating lease liabilities	(20,534)	(19,914)
Inventories	127,005	344,034
Related parties	(25,076)	(600,864)
Prepaid taxes	107,369	4,832
Net cash used in operating activities	(5,798,328)	(1,796,218)
Cash flows from investing activities
Purchase of property and equipment	(57,321)	(171,545)
Sales proceeds from disposal of property and equipment		4,681
Acquisition of subsidiary, net of cash acquired		(3,000,000)
Net cash used in investing activities	(57,321)	(3,166,864)
Cash flows from financing activities
Proceeds from the initial public offering		8,960,000
Payment of offering costs		(2,087,291)
Proceeds from issuance of shares in private placement	5,000,000
Repayment of borrowings	(22,088)	(31,828)
Repayment of finance lease liabilities	(29,356)	(31,210)
Cash provided by financing activities	4,948,556	6,809,671
Effects of foreign exchange rate on cash and cash equivalents	(32,763)	113,674
Net (decrease) increase in cash and cash equivalents	(939,856)	1,960,263
Cash and cash equivalents at beginning of period	2,300,759	1,190,629
Cash and cash equivalents at end of period	1,360,903	3,150,892
Supplemental disclosures of cash flow information:
Interest paid	6,845	8,937
Income taxes (refunded) paid	$ (75,503)	$ 45,708